UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Amity Advisers LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number: 28-13270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-942-2411

Signature, Place, and Date of Signing:

/s/ Mark Peckman                           Jericho, New York          11/16/09
--------------------------------------------------------------------------------
    [Signature]                              [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028- 13215                      Opus Trading Fund, LLC



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
                TITLE OF                       VALUE    SHARES/    SH/ PUT/    INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER  CLASS          CUSIP          x($1000)  PRN AMT    PRN CALL    DISCRETN   MANAGERS     SOLE      SHARED    NONE
--------------- --------------  ---------     --------  --------   --- ----    --------   ---------    --------  --------  --------
CADBURY PLC     SPONS ADR      12721E102           512     10,000     SH       DEFINED        01         10,000
FLANDERS CORP   COM            338494107            77     14,880     SH       DEFINED        01         14,880
HECLA MNG CO    COM            422704106            99     22,500     SH       DEFINED        01         22,500
IRELAND BK      SPONSORED ADR  46267Q103           493     25,000     SH       DEFINED        01         25,000
RENESOLA LTD    SPONS ADS      75971T103           580    120,500     SH       DEFINED        01        120,500

                             5                   1,761



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         5
Form 13F Information Table Value Total:         1,761
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number CIK Number  Name
01  28-13268             0001425994  Schonfeld Group Holdings, LLC


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